Restructuring Actions - Roll Forward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Restructuring Reserve [Roll Forward]
Restructuring action balances, Beginning Balance	$ 63
Expenses incurred		$ 114
Non-cash changes		(24)
Cash payments	(57)	(27)
Restructuring action balances, Ending Balance	6	63
Employee-Related
Restructuring Reserve [Roll Forward]
Restructuring action balances, Beginning Balance	63
Expenses incurred		98
Non-cash changes		(8)
Cash payments	(57)	(27)
Restructuring action balances, Ending Balance	$ 6	63
Asset-Related
Restructuring Reserve [Roll Forward]
Expenses incurred		16
Non-cash changes		$ (16)